Income Taxes (Details)	6 Months Ended
Jun. 30, 2025 USD ($)
Income Taxes [Line Items]
Federal statutory income tax rate	21.00%
Operating loss carry forwards	$ 4,800,000
UNITED STATES
Income Taxes [Line Items]
Operating loss carry forwards	19.3
No Expiry [Member]
Income Taxes [Line Items]
Operating loss carry forwards	7,400,000
Tax Year 2039 [Member]
Income Taxes [Line Items]
Operating loss carry forwards	10,200,000
Tax Year 2038 [Member]
Income Taxes [Line Items]
Operating loss carry forwards	$ 1,700,000